Effects of reclassification upon adoption of IFRS 9 - Footnotes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
Decrease to net assets including ECL upon initial adoption of IFRS 9		$ 2,232
IFRS 9 re-measurement including expected credit losses		(3,341)
IFRS 9 remeasurement including expected credit losses		(1,694)
Carrying amount post reclassification		2,521,771
Trading income (expense)	$ 9,531	8,426	$ 7,521
Tax expense	$ 4,865	5,288	$ 3,666
IFRS 9 remeasurement		1,647
IFRS 9 remeasurement attributable to expected credit losses		184
Fair value through profit and loss
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
IFRS 9 reclassifications and other changes in classifications		0
Amortised cost
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
IFRS 9 reclassifications and other changes in classifications		0
Fair value through other comprehensive income
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
IFRS 9 reclassifications and other changes in classifications		0
Other changes in classification
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
IFRS 9 reclassifications and other changes in classifications		0
Other reserves
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 remeasurement		61
Financial liabilities designated at fair value
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
Decrease in financial liabilities voluntarily reclassified upon initial application of IFRS 9		7,110
IFRS 9 remeasurement including expected credit losses		9
Financial liabilities designated at fair value | Fair value through profit and loss
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Financial liabilities designated at fair value | Amortised cost
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		(9,699)
Financial liabilities designated at fair value | Fair value through other comprehensive income
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Financial liabilities designated at fair value | Other changes in classification
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		59,267
Trading liabilities
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 remeasurement including expected credit losses		0
Trading liabilities | Fair value through profit and loss
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Trading liabilities | Amortised cost
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Trading liabilities | Fair value through other comprehensive income
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Trading liabilities | Other changes in classification
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		(103,497)
Trading liabilities
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
Financial liabilities reclassified voluntarily, initial application of IFRS 9		44,230
Deposits by banks
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
Financial liabilities reclassified voluntarily, initial application of IFRS 9		5,430
Customer accounts
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
Financial liabilities reclassified voluntarily, initial application of IFRS 9		4,235
IFRS 9 remeasurement including expected credit losses		0
Customer accounts | Fair value through profit and loss
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Customer accounts | Amortised cost
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Customer accounts | Fair value through other comprehensive income
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Customer accounts | Other changes in classification
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		(4,235)
Provisions
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 remeasurement including expected credit losses		284
Provisions | Fair value through profit and loss
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Provisions | Amortised cost
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Provisions | Fair value through other comprehensive income
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Provisions | Other changes in classification
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Liabilities under insurance contracts
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		(69)
Subordinated liabilities
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 remeasurement including expected credit losses		(1,445)
Increase (decrease) in financial liabilities designated at amortised cost upon initial application of IFRS 9		$ 370
Subordinated liabilities | 3.16% Subordinated Debt
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
Effective interest rate determined on date of reclassification of financial liabilities out of fair value through profit or loss category, initial application of IFRS 9		3.16%
Subordinated liabilities | 5.34% Subordinated Debt
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
Effective interest rate determined on date of reclassification of financial liabilities out of fair value through profit or loss category, initial application of IFRS 9		5.34%
Subordinated liabilities | 6.57% Subordinated Debt
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
Effective interest rate determined on date of reclassification of financial liabilities out of fair value through profit or loss category, initial application of IFRS 9		6.57%
Subordinated liabilities | 7.69% Subordinated Debt
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
Effective interest rate determined on date of reclassification of financial liabilities out of fair value through profit or loss category, initial application of IFRS 9		7.69%
Subordinated liabilities | Fair value through profit and loss
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		$ 0
Subordinated liabilities | Amortised cost
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		7,480
Subordinated liabilities | Fair value through other comprehensive income
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Subordinated liabilities | Other changes in classification
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Debt securities in issue
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 remeasurement including expected credit losses		$ (105)
Effective interest rate determined on date of reclassification of financial liabilities out of fair value through profit or loss category, initial application of IFRS 9		4.05%
Debt securities in issue | Fair value through profit and loss
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		$ 0
Debt securities in issue | Amortised cost
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		2,095
Debt securities in issue | Fair value through other comprehensive income
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Debt securities in issue | Other changes in classification
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Accruals, deferred income and other liabilities
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 remeasurement including expected credit losses		0
Accruals, deferred income and other liabilities | Fair value through profit and loss
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Accruals, deferred income and other liabilities | Amortised cost
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		124
Accruals, deferred income and other liabilities | Fair value through other comprehensive income
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		0
Accruals, deferred income and other liabilities | Other changes in classification
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classifications		53,895
Trading assets
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
Financial assets reclassified voluntarily, initial application of IFRS 9		37,900
Loans and advances to banks
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
Financial assets reclassified voluntarily, initial application of IFRS 9		5,939
Increase (decrease) in financial assets designated at fair value through profit or loss reclassified upon initial application of IFRS 9		(712)
Loans and advances to customers
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
Financial assets reclassified voluntarily, initial application of IFRS 9		3,976
Increase (decrease) in financial assets designated at fair value through profit or loss reclassified upon initial application of IFRS 9		(3,903)
Loans and advances to customers and banks
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
Financial assets reclassified voluntarily, initial application of IFRS 9		4,642
Loans and advances to customers
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 re-measurement including expected credit losses		(1,890)
Carrying amount post reclassification		951,627
Loans and advances to customers | Fair value through profit and loss
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		3,903
Loans and advances to customers | Amortised cost
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		(24)
Loans and advances to customers | Fair value through other comprehensive income
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Loans and advances to customers | Other changes in classification
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		7,458
Debt instruments | Available-for-sale
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 re-measurement including expected credit losses		(3)
Increase (decrease) in financial asset measured at amortised cost excluding ECL upon initial application of IFRS 9		441
Carrying amount post reclassification		322,166
Debt instruments | Available-for-sale | Fair value through profit and loss
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		3,131
Debt instruments | Available-for-sale | Amortised cost
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		7,026
Debt instruments | Available-for-sale | Fair value through other comprehensive income
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		(83)
Debt instruments | Available-for-sale | Other changes in classification
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Equity securities | Available-for-sale
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 re-measurement including expected credit losses		0
Carrying amount post reclassification		1,813
Equity securities | Available-for-sale | Fair value through profit and loss
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		2,104
Equity securities | Available-for-sale | Amortised cost
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Equity securities | Available-for-sale | Fair value through other comprehensive income
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Equity securities | Available-for-sale | Other changes in classification
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Prepayments, accrued income and other assets
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 re-measurement including expected credit losses		(15)
Carrying amount post reclassification		114,792
Prepayments, accrued income and other assets | Fair value through profit and loss
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		214
Prepayments, accrued income and other assets | Amortised cost
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		(37,900)
Prepayments, accrued income and other assets | Fair value through other comprehensive income
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Prepayments, accrued income and other assets | Other changes in classification
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		(9,915)
Interests in associates and joint ventures
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 re-measurement including expected credit losses		(942)		$ (942)
Carrying amount post reclassification		22,744
Interests in associates and joint ventures | Fair value through profit and loss
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Interests in associates and joint ventures | Amortised cost
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Interests in associates and joint ventures | Fair value through other comprehensive income
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Interests in associates and joint ventures | Other changes in classification
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Goodwill and intangible assets
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 re-measurement including expected credit losses		(79)
Carrying amount post reclassification		23,453
Goodwill and intangible assets | Fair value through profit and loss
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Goodwill and intangible assets | Amortised cost
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Goodwill and intangible assets | Fair value through other comprehensive income
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Goodwill and intangible assets | Other changes in classification
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
IFRS 9 reclassifications and other changes in classification		0
Pro Forma | Change in accounting policy and presentation
Disclosure Of Effects Of Initial Application Of IFRS 9 [Line Items]
Trading income (expense)		545
Tax expense		$ 168